Events After the Reporting Period - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended
	Feb. 28, 2022	Jan. 31, 2022	Mar. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Share capital				€ 246.3	€ 246.3
Announcement Of Research, Development And Commercialization Collaboration Agreement
Disclosure of non-adjusting events after reporting period [line items]
Expense for proprietary antigen technology		€ 25.0
Sales milestone receivable		200.0
Shares issued (in shares)			497,727
Share capital			€ 0.5
Announcement Of Multi-Target Research Collaboration Agreement
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment		26.0
Discovery collaboration term	3 years
Pfizer Inc. | Announcement Of Research, Development And Commercialization Collaboration Agreement
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment		€ 225.0